Fair Value of Assets and Liabilities - Fair Value of Sensitivity Analysis Instruments (Detail) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 315	€ 385
Negative fair value movements from using reasonable possible alternatives	14	14
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	222	262
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	56	80
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	27	33
Available-for-sale [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	1	2
Equity securities [member] | Available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	9	8
Negative fair value movements from using reasonable possible alternatives	€ 14	€ 14